ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 12: — ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2023	2022
Employees and payroll accruals	$1,577	$1,560
Accrued expenses	905	2,993
Deferred revenues	2,254	1,921
Contingent consideration	—	729
Other	195	197
	$4,931	$7,400